PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	June 30,	December 31,
	2023	2022
Telecommunication equipment and computers	$299,944	$299,944
Vehicle	23,805	23,805
Office furniture and fixtures	9,325	9,325
Less: accumulated depreciation	(286,203)	(264,514)

	$46,871	$68,560